Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2013	11,649	40,239	51,888
Deconsolidation ASMPT	—	(38,482)	(38,482)
Foreign currency translation effect	(228)	(1,757)	(1,985)
Balance December 31, 2013	11,421	—	11,421
Foreign currency translation effect	683	—	683
Balance December 31, 2014	12,104	—	12,104

The carrying amount of the goodwill is related to the acquisitions of the following entities:

	December 31,
	2013	2014
ASM Microchemistry Oy (Thermal products business unit)	3,560	3,560
ASM Genitech Korea Ltd (Plasma products business unit)	7,861	8,544
Total	11,421	12,104

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates.

The material assumptions used for the fair value calculation of the reporting units are:

•	An average discount rate of 13.0% (2013: 16.0%) representing the pre-tax weighted average cost of capital;

•	External market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used; and

•
Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2014 the fair value of the reporting units exceeded the carrying value.